10-Q Stock-Based Compensation - Schedule of PSU Activity (Details) - Performance stock units - $ / shares		6 Months Ended
	May 22, 2024	Jun. 30, 2024
Number of PSUs
Nonvested at the beginning of the period (in shares)		0
Granted (in shares)	129,411	129,411
Vested (in shares)		0
Forfeited (in shares)		0
Nonvested at the end of the period (in shares)		129,411
Weighted Average Grant-Date Fair Value
Nonvested at the begining of the period (in dollars per share)		$ 0
Granted (in dollars per share)	$ 10.04	10.04
Vested (in dollars per share)		0
Forfeited (in dollars per share)		0
Nonvested at the end of the period (in dollars per share)		$ 10.04